Summary of Significant Accounting Policies (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies
Schedule of antidilutive securities excluded from computation of earnings per share

	Three Months Ended March 31,
	2026	2025
Stock options	846,107	704,699
Unvested restricted stock units	25,000	62,500
Employee stock purchase plan	1,593	848
	872,700	768,047

	Year Ended December 31,
	2025	2024
Stock options	658,973	577,581
Unvested restricted stock units	50,000	7,093
Employee stock purchase plan	696	2,636
	709,669	587,310